UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GAMCO Vertumnus Fund

Semiannual Report

June 30, 2011

Mario J. Gabelli, CFA

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The GAMCO Vertumnus Fund (the “Fund”) rose 0.72% compared with gains of 4.60% and 3.99% for the Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (2/3/94)
GAMCO Vertumnus Fund Class AAA	0.72%	13.00%	1.10%	0.64%	3.04%	4.74%
Merrill Lynch Global 300 Convertible Index	4.60	21.86	6.54	6.72	6.67	7.04	(e)
MSCI World Free Index	3.99	27.84	(15.65)	0.17	2.07	4.32	(f)
Lipper Convertible Securities Fund Average	3.89	24.23	6.21	6.13	5.79	7.66
Class A	0.95	13.27	1.26	0.71	3.08	4.77
With sales charge (b)	(4.86)	6.76	(0.72)	(0.48)	2.48	4.42
Class B	0.45	12.24	0.41	(0.09)	2.29	4.29
With contingent deferred sales charge (c)	(4.55)	7.24	(0.59)	(0.49)	2.29	4.29
Class C	0.42	12.18	0.36	(0.14)	2.31	4.31
With contingent deferred sales charge (d)	(0.58)	11.18	0.36	(0.14)	2.31	4.31
Class I	1.09	13.23	1.46	0.86	3.15	4.80

In the current prospectus dated April 29, 2011, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.87%, 2.87%, 3.62%, 3.62%, and 2.62%, respectively. The net expense ratios in the current prospectus for these share classes are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. Class AAA and Class I Shares do not have a sales charge. See page 8 for the expense ratios for the six months ended June 30, 2011. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Returns would have been lower had the Adviser not reimbused certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic and political risks. The Class AAA Share NAV per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on May 2, 2001, March 28, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Merrill Lynch Global 300 Convertible Index, and the MSCI World Free Index are unmanaged indicators of investment performance, while the Lipper Convertible Securities Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)	There is no data available for the Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.
(f)	MSCI World Free Index since inception performance is as of January 31, 1994.

The GAMCO Vertumnus Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Vertumnus Fund
Actual Fund Return
Class AAA	$1,000.00	$1,007.20	2.02%	$10.05
Class A	$1,000.00	$1,009.50	2.02%	$10.06
Class B	$1,000.00	$1,004.50	2.77%	$13.77
Class C	$1,000.00	$1,004.20	2.77%	$13.77
Class I	$1,000.00	$1,010.90	1.77%	$8.83
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.78	2.02%	$10.09
Class A	$1,000.00	$1,014.78	2.02%	$10.09
Class B	$1,000.00	$1,011.06	2.77%	$13.81
Class C	$1,000.00	$1,011.06	2.77%	$13.81
Class I	$1,000.00	$1,016.02	1.77%	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The GAMCO Vertumnus Fund

Energy and Utilities	16.5%
Health Care	14.1%
Telecommunications	13.2%
Metals and Mining	11.4%
Computer Hardware	9.8%
Financial Services	7.5%
Diversified Industrial	5.8%
Commercial Services	4.3%
Consumer Products	3.8%
Business Services	3.3%

U.S. Government Obligations	3.1%
Machinery	2.6%
Aviation	1.3%
Entertainment	1.1%
Food and Beverage	0.9%
Electronics	0.8%
Broadcasting	0.0%
Other Assets and Liabilities (Net)	0.5%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Vertumnus Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS — 83.2%
	Aviation — 1.3%
$50,000	Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	$50,000	$93,688

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Sub. Deb. Cv., Escrow, 4.000%, 02/11/20† (a)	0	0

	Business Services — 3.3%
200,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	188,668	229,750

	Commercial Services — 4.3%
300,000	The Providence Service Corp., Sub. Deb. Cv., 6.500%, 05/15/14	277,661	297,750

	Computer Hardware — 9.8%
700,000	SanDisk Corp., Cv., 1.000%, 05/15/13	565,366	679,875

	Consumer Products — 3.8%
300,000	Eastman Kodak Co., Cv., 7.000%, 04/01/17	289,691	263,250

	Diversified Industrial — 5.8%
200,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	167,868	204,500

200,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (b)	200,000	199,500

		367,868	404,000

	Electronics — 0.8%
52,000	Advanced Micro Devices Inc., Cv., 5.750%, 08/15/12	47,438	53,560

	Energy and Utilities — 13.8%
200,000	Cameron International Corp., Cv., 2.500%, 06/15/26	337,843	287,250
350,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	350,000	399,438
300,000	JA Solar Holdings Co. Ltd., Cv., 4.500%, 05/15/13	292,526	277,500

		980,369	964,188

	Entertainment — 1.1%
50,000	Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	79,063

	Financial Services — 6.6%
200,000	CompuCredit Holdings Corp., Cv., 3.625%, 05/30/25	98,961	189,000
250,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	250,000	271,875

		348,961	460,875

Principal Amount			Cost	Market Value

		Health Care — 9.6%
$400,000		Chemed Corp., Cv., 1.875%, 05/15/14	$370,026	$414,000
200,000		Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (b)	168,914	256,250

			538,940	670,250

		Metals and Mining — 11.4%
100,000		Alcoa Inc., Cv., 5.250%, 03/15/14	100,000	254,125
200,000		Kinross Gold Corp., Cv., 1.750%, 03/15/28 (b)	202,168	200,000
250,000		Newmont Mining Corp., Ser. B, Cv., 1.625%, 07/15/17	329,509	337,500

			631,677	791,625

		Telecommunications — 11.6%
450,000		NII Holdings Inc., Cv., 3.125%, 06/15/12	445,101	452,812
20,000,000	(c)	Softbank Corp., Cv., 1.500%, 03/31/13	243,193	356,065

			688,294	808,877

		TOTAL CONVERTIBLE CORPORATE BONDS	5,024,933	5,796,751

		CORPORATE BONDS — 1.7%
		Energy and Utilities — 1.7%
200,000		Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	124,771	121,000

Shares

		COMMON STOCKS — 11.5%
		Energy and Utilities — 1.0%
2,000		Emera Inc.	56,204	65,550

		Financial Services — 0.9%
800		JPMorgan Chase & Co.	35,635	32,752
500		Royal Bank of Canada	27,160	28,515

			62,795	61,267

		Food and Beverage — 0.9%
1,000		Nestlé SA	54,883	62,147

		Health Care — 4.5%
3,000		Merck & Co. Inc.	102,332	105,870
4,000		Pfizer Inc.	73,675	82,400
3,000		Roche Holding AG, ADR	112,245	125,880

			288,252	314,150

		Machinery — 2.6%
2,000		Bucyrus International Inc.	179,588	183,320

		Telecommunications — 1.6%
2,500		Telekom Austria AG	31,857	31,903

See accompanying notes to financial statements.

4

The GAMCO Vertumnus Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
3,000	Vodafone Group plc, ADR	$76,680	$80,160

		108,537	112,063

	TOTAL COMMON STOCKS	750,259	798,497

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$215,000	U.S. Treasury Bill, 0.070%††, 12/15/11	214,930	214,930

	TOTAL INVESTMENTS — 99.5%	$6,114,893	6,931,178

	Other Assets and Liabilities (Net) — 0.5%		35,528

	NET ASSETS — 100.0%		$6,966,706

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the fair valued security had no market value.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of Rule 144A securities amounted to $655,750 or 9.41% of net assets.
(c)	Principal amount denoted in Japanese Yen.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

5

The GAMCO Vertumnus Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $6,114,893)	$6,931,178
Foreign currency, at value (cost $1)	1
Cash	16,101
Receivable for Fund shares sold	583
Receivable from Adviser	14,611
Dividends and interest receivable	46,760
Prepaid expenses	19,172

Total Assets	7,028,406

Liabilities:
Payable to broker	2,814
Payable for Fund shares redeemed	3,137
Payable for investment advisory fees	12,510
Payable for distribution fees	1,561
Payable for legal and audit fees	21,617
Payable for shareholder communications expenses	9,001
Payable for custodian fees	6,068
Payable for shareholder services fees	4,303
Other accrued expenses	689

Total Liabilities	61,700

Net Assets (applicable to 1,696,507 shares outstanding)	$6,966,706

Net Assets Consist of:
Paid-in capital	$7,997,469
Accumulated net investment income	2,702
Accumulated net realized loss on investments, securities sold short, and foreign currency transactions	(1,849,800)
Net unrealized appreciation on investments	816,285
Net unrealized appreciation on foreign currency translations	50

Net Assets	$6,966,706

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,103,833 ÷ 1,483,568 shares outstanding; 75,000,000 shares authorized)	$4.11

Class A:
Net Asset Value and redemption price per share ($650,614 ÷ 157,715 shares outstanding; 50,000,000 shares authorized)	$4.13

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$4.38

Class B:
Net Asset Value and offering price per share ($1,688 ÷ 460 shares outstanding; 25,000,000 shares authorized)	$3.67	(a)

Class C:
Net Asset Value and offering price per share ($151,798 ÷ 40,535 shares outstanding; 25,000,000 shares authorized)	$3.74	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($58,773 ÷ 14,229 shares outstanding; 25,000,000 shares authorized)	$4.13

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,614)	$24,950
Interest	159,684

Total Investment Income	184,634

Expenses:
Investment advisory fees	41,985
Distribution fees – Class AAA	8,982
Distribution fees – Class A	1,235
Distribution fees – Class B	8
Distribution fees – Class C	801
Custodian fees	17,755
Shareholder communications expenses	13,859
Registration expenses	13,458
Legal and audit fees	9,563
Shareholder services fees	8,892
Interest expense	1,014
Directors’ fees	624
Miscellaneous expenses	5,165

Total Expenses	123,341

Less:
Expense reimbursement (See Note 3)	(37,826)
Custodian fee credits	(1)

Total Reimbursements and Credits	(37,827)

Net Expenses	85,514

Net Investment Income	99,120

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	149,169
Net realized gain on securities sold short	44,642
Net realized loss on foreign currency transactions	(28)

Net realized gain on investments, securities sold short, and foreign currency transactions	193,783

Net change in unrealized depreciation on investments	(193,246)
Net change in unrealized appreciation on foreign currency translations	33

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(193,213)

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	570

Net Increase in Net Assets Resulting from Operations	$99,690

See accompanying notes to financial statements.

6

The GAMCO Vertumnus Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$99,120	$187,336
Net realized gain on investments, securities sold short, and foreign currency transactions	193,783	50,517
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(193,213)	1,082,289

Net Increase in Net Assets Resulting from Operations	99,690	1,320,142

Distributions to Shareholders:
Net investment income
Class AAA	(77,475)*	(199,211)
Class A	(9,761)*	(17,989)
Class B	(17)*	(33)
Class C	(1,472)*	(3,686)
Class I	(772)*	(1,777)

Total Distributions to Shareholders	(89,497)	(222,696)

Capital Share Transactions:
Class AAA	(1,917,128)	(672,695)
Class A	(472,054)	589,714
Class B	17	33
Class C	(13,307)	(21,895)
Class I	(10,933)	(5,991)

Net Decrease in Net Assets from Capital Share Transactions	(2,413,405)	(110,834)

Redemption Fees	12	—

Net Increase/(Decrease) in Net Assets	(2,403,200)	986,612
Net Assets:
Beginning of period	9,369,906	8,383,294

End of period (including undistributed net investment income of $2,702 and $0, respectively)	$6,966,706	$9,369,906

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

7

The GAMCO Vertumnus Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions									Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment††(b)		Dividend Expense on Securities Sold Short	Portfolio Turnover Rate
Class AAA
2011(c)	$4.13	$0.05	$(0.02)		$0.03	$(0.05)	—	—	$(0.05)	$0.00	(d)	$4.11	0.7%	$6,104	2.38	%(e)	2.93	%(e)	2.02	%(e)	—	25%
2010	3.64	0.08	0.51		0.59	(0.10)	—	—	(0.10)	—		4.13	16.3	8,018	2.11		2.87		2.02		0.01%	68
2009	2.62	0.12	1.03		1.15	(0.13)	—	—	(0.13)	0.00	(d)	3.64	44.7	7,681	3.87		3.37		2.04		—	62
2008	4.77	0.08	(2.11)		(2.03)	(0.12)	—	—	(0.12)	0.00	(d)	2.62	(43.2)	4,000	1.88		3.38		2.02		—	110
2007	5.48	(0.04)	0.16		0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(d)	4.77	2.1	9,294	(0.70)		2.46		2.12		—	141
2006	6.22	0.08	0.44		0.52	(0.10)	(1.16)	—	(1.26)	0.00	(d)	5.48	8.4	10,691	1.21		2.14		2.03		—	130
Class A
2011(c)	$4.14	$0.05	$(0.01)		$0.04	$(0.05)	—	—	$(0.05)	$0.00	(d)	$4.13	1.0%	$650	2.30	%(e)	2.93	%(e)	2.02	%(e)	—	25%
2010	3.65	0.08	0.51		0.59	(0.10)	—	—	(0.10)	—		4.14	16.3	1,115	2.16		2.87		2.02		0.01%	68
2009	2.63	0.12	1.03		1.15	(0.13)	—	—	(0.13)	0.00	(d)	3.65	44.5	472	3.71		3.37		2.04		—	62
2008	4.78	0.10	(2.13)		(2.03)	(0.12)	—	—	(0.12)	0.00	(d)	2.63	(43.1)	196	2.78		3.38		2.02		—	110
2007	5.49	(0.04)	0.16		0.12	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(d)	4.78	2.1	57	(0.69)		2.45		2.12		—	141
2006	6.23	0.08	0.44		0.52	(0.10)	(1.16)	—	(1.26)	0.00	(d)	5.49	8.4	49	1.24		2.14		2.03		—	130
Class B
2011(c)	$3.69	$0.03	$(0.01)		$0.02	$(0.04)	—	—	$(0.04)	—		$3.67	0.5%	$2	1.61	%(e)	3.68	%(e)	2.77	%(e)	—	25%
2010	3.27	0.04	0.45		0.49	(0.07)	—	—	(0.07)	—		3.69	15.2	2	1.29		3.62		2.77		0.01%	68
2009	2.36	0.10	0.91		1.01	(0.10)	—	—	(0.10)	$0.00	(d)	3.27	43.7	1	3.53		4.12		2.79		—	62
2008	4.34	0.02	(1.88)		(1.86)	(0.12)	—	—	(0.12)	0.00	(d)	2.36	(43.6)	4	0.56		4.13		2.77		—	110
2007	5.10	(0.08)	0.15		0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(d)	4.34	1.3	37	(1.49)		3.21		2.87		—	141
2006	5.91	0.03	0.42		0.45	(0.10)	(1.16)	—	(1.26)	0.00	(d)	5.10	7.6	42	0.47		2.89		2.78		—	130
Class C
2011(c)	$3.76	$0.03	$(0.01)		$0.02	$(0.04)	—	—	$(0.04)	$0.00	(d)	$3.74	0.4%	$152	1.67	%(e)	3.68	%(e)	2.77	%(e)	—	25%
2010	3.33	0.05	0.45		0.50	(0.07)	—	—	(0.07)	—		3.76	15.1	166	1.33		3.62		2.77		0.01%	68
2009	2.41	0.09	0.94		1.03	(0.11)	—	—	(0.11)	0.00	(d)	3.33	43.5	162	2.96		4.12		2.79		—	62
2008	4.43	0.04	(1.94)		(1.90)	(0.12)	—	—	(0.12)	0.00	(d)	2.41	(43.6)	86	1.11		4.13		2.77		—	110
2007	5.19	(0.09)	0.16		0.07	(0.19)	$(0.51)	$(0.13)	(0.83)	0.00	(d)	4.43	1.2	82	(1.65)		3.19		2.87		—	141
2006	5.99	0.04	0.42		0.46	(0.10)	(1.16)	—	(1.26)	0.00	(d)	5.19	7.8	164	0.57		2.90		2.78		—	130
Class I
2011(c)	$4.14	$0.05	$(0.00	)(d)	$0.05	$(0.06)	—	—	$(0.06)	$0.00	(d)	$4.13	1.1%	$59	2.63	%(e)	2.68	%(e)	1.77	%(e)	—	25%
2010	3.66	0.09	0.50		0.59	(0.11)	—	—	(0.11)	—		4.14	16.4	69	2.37		2.62		1.77		0.01%	68
2009	2.63	0.13	1.04		1.17	(0.14)	—	—	(0.14)	0.00	(d)	3.66	45.2	67	3.97		3.12		1.79		—	62
2008(f)	4.62	0.08	(1.95)		(1.87)	(0.12)	—	—	(0.12)	0.00	(d)	2.63	(41.2)	29	2.14	(e)	3.13	(e)	1.77	(e)	—	110

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratio for the year ended December 31, 2006 would have been 2.02% (Class AAA and Class A), 2.77% (Class B and Class C), respectively. For the six months ended June 30, 2011 and the years ended December 31, 2010, 2008 and 2007, the effect of Custodian Fee Credits was minimal. For the year ended December 31, 2009, there were no custodian fee credits.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund incurred interest expense during the six months ended June 30, 2011 and the years ended December 31, 2010, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.01%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.76%, 2.75%, 2.75%, and 2.75% (Class B and Class C), 1.75%, 1.76%, and 1.75% (Class I), respectively. For the year ended December 31, 2009, the effect of the interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class B and Class C), and 1.75% (Class I), respectively.
(c)	For the six months ended June 30, 2011, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The GAMCO Vertumnus Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  Effective February 7, 2011, the Fund changed its name to The GAMCO Vertumnus Fund (the “Fund”) with a corresponding change in the name of each of its Classes of Shares. Coincident with the Board’s approval of these name changes, the Board also adopted a change to one of the Fund’s non-fundamental investment policies in order to give the portfolio manager enhanced investment management flexibility. Consequently, the Fund is no longer required to invest at least 40% of its total net assets in non-U.S. securities or related investments thereof, but the Fund will continue to invest in securities of issuers, or related investments thereof, located in at least three countries.

The GAMCO Vertumnus Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

9

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$5,796,751	$0	$5,796,751
Corporate Bonds (a)	—	121,000	—	121,000
Common Stocks (a)	$798,497	—	—	798,497
U.S. Government Obligations	—	214,930	—	214,930
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$798,497	$6,132,681	$0	$6,931,178

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

10

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may

11

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

12

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody

13

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent; adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and conversion of premiums from securities sold. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2010 was $222,696 of ordinary income.

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,043,559 which are available to reduce future required distributions of net capital gains to shareholders. $1,663,648 of the loss carryforward is available through 2016; and $379,911 is available through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$6,114,917	$917,666	$(101,405)	$816,261

14

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2011, at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the six months ended June 30, 2011, the Adviser reimbursed the Fund in the amount of $37,826. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. The agreements are renewable annually. At June 30, 2011, the cumulative amount which the Fund may repay the Adviser is $113,932.

For the year ended December 31, 2010, expiring December 31, 2012	$76,106
For the six months ended June 30, 2011, expiring December 31, 2013	37,826

$113,932

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $3,000 and $2,000, respectively. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

15

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $1,973,418 and $2,980,080, respectively.

6.  Transactions with Affiliates.  During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $1,153 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $104 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the six months ended June 30, 2011.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2011, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2011 was $125,105 with a weighted average interest rate of 1.44%. The maximum amount borrowed at any time during the six months ended June 30, 2011 was $908,000.

8.  Capital Stock.  The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through Gabelli & Co., or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.

16

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2011 amounted to $12. There were no redemption fees retained by the Fund during the year ended December 31, 2010. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	119,984	$502,752	1,209,301	$4,645,361
Shares issued upon reinvestment of distributions	17,407	71,765	47,458	187,767
Shares redeemed	(597,337)	(2,491,645)	(1,421,079)	(5,505,823)

Net decrease	(459,946)	$(1,917,128)	(164,320)	$(672,695)

Class A
Shares sold	34,635	$144,060	215,094	$883,882
Shares issued upon reinvestment of distributions	795	3,317	1,890	7,577
Shares redeemed	(147,122)	(619,431)	(76,753)	(301,745)

Net increase/(decrease)	(111,692)	$(472,054)	140,231	$589,714

Class B
Shares issued upon reinvestment of distributions	5	$17	9	$33

Net increase	5	$17	9	$33

Class C
Shares sold	187	$696	27,328	$94,614
Shares issued upon reinvestment of distributions	380	1,422	759	2,743
Shares redeemed	(4,088)	(15,425)	(32,721)	(119,252)

Net decrease	(3,521)	$(13,307)	(4,634)	$(21,895)

Class I
Shares sold	687	$2,886	1,957	$7,844
Shares issued upon reinvestment of distributions	183	759	440	1,752
Shares redeemed	(3,422)	(14,578)	(3,931)	(15,587)

Net decrease	(2,552)	$(10,933)	(1,534)	$(5,991)

17

The GAMCO Vertumnus Fund

Notes to Financial Statements (Continued) (Unaudited)

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

18

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.

The GAMCO Vertumnus Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer

Cerutti Consultants, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President and Secretary Agnes Mullady Treasurer	Peter D. Goldstein Chief Compliance Officer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The GAMCO Vertumnus Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q211SR

GAMCO

The

GAMCO

Vertumnus

Fund

SEMIANNUAL REPORT

JUNE 30, 2011

The GAMCO Global Growth Fund

Semiannual Report — June 30, 2011

Caesar Bryan	Howard F. Ward, CFA

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund (the “Fund”) rose 2.46% compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index increase of 4.90%.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (2/7/94)
GAMCO Global Growth Fund Class AAA	2.46%	32.50%	0.16%	3.63%	3.34%	8.55%
MSCI AC World Free Index	4.90	30.58	1.38	3.65	2.82	N/A
Lipper Global Large Cap Growth Fund Average	4.86	31.07	1.02	3.39	3.23	2.45	(d)
Class A	2.51	32.55	0.17	3.63	3.35	8.56
With sales charge (b)	(3.39)	24.93	(1.79)	2.41	2.74	8.19
Class C	2.11	31.52	(0.60)	2.85	2.56	8.03
With contingent deferred sales charge (c)	1.11	30.52	(0.60)	2.85	2.56	8.03
Class I	2.63	32.87	0.45	3.84	3.45	8.61

In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, C, and I Shares are 1.87%, 1.87%, 2.62%, and 1.62%, respectively. Class AAA and Class I Shares do not have a sales charge. See page 8 for the expense ratios for the six months ended June 30, 2011. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares NAV per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower for the periods starting prior to November 23, 2001, due to the additional expenses associated with the class of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Large Cap Growth Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge (CDSC) imposed on redemptions made within one year of purchase.
(d)	Lipper Global Large Cap Growth Fund Average since inception performance is as of June 30, 1998.

The GAMCO Global Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,024.60	1.82%	$9.14
Class A	$1,000.00	$1,025.10	1.82%	$9.14
Class C	$1,000.00	$1,021.10	2.57%	$12.88
Class I	$1,000.00	$1,026.30	1.57%	$7.89
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.77	1.82%	$9.10
Class A	$1,000.00	$1,015.77	1.82%	$9.10
Class C	$1,000.00	$1,012.05	2.57%	$12.82
Class I	$1,000.00	$1,017.01	1.57%	$7.85

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The GAMCO Global Growth Fund

Industrials	20.2%
Energy	16.7%
Information Technology	14.2%
Consumer Staples	13.4%
Consumer Discretionary	12.3%
Materials	9.5%

Health Care	7.1%
Financials	6.3%
U.S. Government Obligations	0.4%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.7%
	INDUSTRIALS — 20.2%
25,000	ABB Ltd., ADR†	$726,288	$648,750
6,000	Caterpillar Inc.	612,986	638,760
6,800	Cummins Inc.	469,175	703,732
13,000	Eaton Corp.	495,129	668,850
10,000	Emerson Electric Co.	495,026	562,500
3,700	FANUC CORP.	325,019	614,943
5,100	Flowserve Corp.	404,719	560,439
30,000	General Electric Co.	510,070	565,800
10,000	Honeywell International Inc.	438,495	595,900
39,000	Jardine Matheson Holdings Ltd.	1,038,818	2,236,260
9,100	Joy Global Inc.	472,915	866,684
15,000	Komatsu Ltd.	470,971	465,251
13,500	PACCAR Inc.	438,821	689,715
5,100	Precision Castparts Corp.	606,804	839,715
6,000	Rockwell Collins Inc.	308,390	370,140
4,800	Schneider Electric SA	730,399	801,879
5,000	Secom Co. Ltd.	186,467	238,805
7,300	Siemens AG	709,053	1,002,509
6,000	United Technologies Corp.	319,563	531,060

	TOTAL INDUSTRIALS	9,759,108	13,601,692

	ENERGY — 16.7%
28,000	Cenovus Energy Inc.	1,020,747	1,054,480
4,500	Chevron Corp.	466,433	462,780
15,500	ConocoPhillips	1,167,461	1,165,445
10,872	Devon Energy Corp.	770,080	856,822
10,800	EOG Resources Inc.	1,065,456	1,129,140
16,800	Hess Corp.	1,111,881	1,255,968
16,400	Occidental Petroleum Corp.	1,168,025	1,706,256
34,000	Petroleo Brasileiro SA, ADR	1,402,398	1,043,120
10,000	Saipem SpA	240,421	516,256
9,000	Southwestern Energy Co.†	394,627	385,920
34,000	Suncor Energy Inc.	1,479,428	1,329,400
8,000	Ultra Petroleum Corp.†	390,945	366,400

	TOTAL ENERGY	10,677,902	11,271,987

	INFORMATION TECHNOLOGY — 14.2%
9,000	Adobe Systems Inc.†	333,562	283,050
7,000	Apple Inc.†	1,353,909	2,349,690
5,500	Canon Inc.	302,383	260,294
29,000	EMC Corp.†	583,294	798,950
3,500	Google Inc., Cl. A†	1,770,561	1,772,330
15,000	Intel Corp.	317,580	332,400
3,700	International Business Machines Corp.	453,961	634,735
3,400	Keyence Corp.	638,916	960,388
1,300	MasterCard Inc., Cl. A	203,703	391,742
18,500	Microsoft Corp.	499,504	481,000
13,500	QUALCOMM Inc.	641,848	766,665

Shares		Cost	Market Value

6,700	Visa Inc., Cl. A	$474,435	$564,542

	TOTAL INFORMATION TECHNOLOGY	7,573,656	9,595,786

	CONSUMER STAPLES — 13.4%
4,000	Colgate-Palmolive Co.	321,180	349,640
5,300	Costco Wholesale Corp.	295,183	430,572
19,371	Danone	1,190,588	1,445,283
80,000	Davide Campari - Milano SpA	218,032	657,792
45,500	Diageo plc	730,141	929,615
21,400	Nestlé SA	978,088	1,329,944
10,100	PepsiCo Inc.	642,772	711,343
7,456	Pernod-Ricard SA	538,401	734,917
46,000	Tesco plc	395,588	296,788
14,500	The Coca-Cola Co.	798,902	975,705
8,500	The Procter & Gamble Co.	534,862	540,345
5,000	Whole Foods Market Inc.	303,512	317,250
11,100	Woolworths Ltd.	182,007	330,371

	TOTAL CONSUMER STAPLES	7,129,256	9,049,565

	CONSUMER DISCRETIONARY — 12.3%
600	Amazon.com Inc.†	41,899	122,694
33,000	British Sky Broadcasting Group plc	468,030	448,336
13,000	CBS Corp., Cl. B, Non-Voting	355,253	370,370
4,100	Christian Dior SA	337,732	645,103
4,500	Coach Inc.	178,365	287,685
16,000	Comcast Corp., Cl. A, Special	368,450	387,680
10,714	Compagnie Financiere Richemont SA, Cl. A	277,026	701,523
7,000	DIRECTV, Cl. A†	347,717	355,740
11,800	Hennes & Mauritz AB, Cl. B	328,213	406,877
19,500	Johnson Controls Inc.	627,629	812,370
11,000	Macy’s Inc.	321,013	321,640
6,900	NIKE Inc., Cl. B	502,808	620,862
13,000	Nikon Corp.	312,574	305,037
2,500	Polo Ralph Lauren Corp.	138,556	331,525
11,000	Starbucks Corp.	403,143	434,390
9,000	The Home Depot Inc.	318,956	325,980
8,400	The Swatch Group AG	518,615	754,326
4,000	Tiffany & Co.	138,832	314,080
6,000	Viacom Inc., Cl. B	293,874	306,000

	TOTAL CONSUMER DISCRETIONARY	6,278,685	8,252,218

	MATERIALS — 9.5%
16,100	Agnico-Eagle Mines Ltd.	945,689	1,016,393
6,950	Anglo American plc	272,680	344,393
6,000	BHP Billiton plc	95,357	236,121
19,800	Freeport-McMoRan Copper & Gold Inc.	657,294	1,047,420
9,000	Goldcorp Inc.	347,878	434,430
8,000	Monsanto Co.	408,708	580,320
6,300	Rio Tinto plc	195,062	454,044

See accompanying notes to financial statements.

4

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
15,000	The Mosaic Co.	$746,855	$1,015,950
40,000	Tokai Carbon Co. Ltd.	164,086	222,595
5,200	Vale SA, ADR	93,597	166,140
38,598	Xstrata plc	373,530	849,618

	TOTAL MATERIALS	4,300,736	6,367,424

	HEALTH CARE — 7.1%
6,700	Becton, Dickinson and Co.	525,607	577,339
6,600	Hisamitsu Pharmaceutical Co. Inc.	159,368	280,790
10,000	Johnson & Johnson	668,340	665,200
10,000	Novartis AG, ADR	626,517	611,100
4,600	Novo Nordisk A/S, Cl. B	312,679	577,303
2,600	Roche Holding AG, Genusschein	255,977	435,112
9,700	St. Jude Medical Inc.	411,911	462,496
9,100	Stryker Corp.	543,640	534,079
4,400	Takeda Pharmaceutical Co. Ltd.	214,043	203,043
6,000	Varian Medical Systems Inc.†	304,745	420,120

	TOTAL HEALTH CARE	4,022,827	4,766,582

	FINANCIALS — 6.3%
2,400	BlackRock Inc.	504,206	460,344
70,000	Cheung Kong (Holdings) Ltd.	985,874	1,023,684
1,533	China Life Insurance Co. Ltd., ADR	35,142	79,471
8,000	Julius Baer Group Ltd.†	276,686	330,467
17,300	Schroders plc	253,505	429,536
15,000	Standard Chartered plc	213,259	394,338
70,000	Swire Pacific Ltd., Cl. A	751,227	1,028,182
32,000	The Charles Schwab Corp.	489,437	526,400

	TOTAL FINANCIALS	3,509,336	4,272,422

	TOTAL COMMON STOCKS	53,251,506	67,177,676

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$280,000	U.S. Treasury Bills, 0.060% to 0.080%††, 11/10/11 to 11/17/11	279,927	279,950

	TOTAL INVESTMENTS — 100.1%	$53,531,433	67,457,626

	Other Assets and Liabilities (Net) — (0.1)%		(89,683)

	NET ASSETS — 100.0%		$67,367,943

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	62.3%	$42,017,322
Europe	23.7	15,981,931
Asia/Pacific	7.0	4,697,967
Japan	5.2	3,551,146
Latin America	1.8	1,209,260

	100.0%	$67,457,626

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $53,531,433)	$67,457,626
Foreign currency, at value (cost $6,901)	6,807
Cash	4,605
Receivable for investments sold	915,460
Receivable for Fund shares sold	109
Dividends receivable	112,013
Prepaid expenses	26,858

Total Assets	68,523,478

Liabilities:
Payable for investments purchased	916,260
Payable for Fund shares redeemed	37,513
Payable for investment advisory fees	53,968
Payable for distribution fees	13,627
Payable for accounting fees	7,500
Other accrued expenses	126,667

Total Liabilities	1,155,535

Net Assets (applicable to 2,700,957 shares outstanding)	$67,367,943

Net Assets Consist of:
Paid-in capital	$55,019,285
Accumulated net investment loss	(8,380)
Accumulated net realized loss on investments and foreign currency transactions	(1,574,234)
Net unrealized appreciation on investments	13,926,193
Net unrealized appreciation on foreign currency translations	5,079

Net Assets	$67,367,943

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($65,525,855 ÷ 2,626,034 shares outstanding; 75,000,000 shares authorized)	$24.95

Class A:
Net Asset Value and redemption price per share ($982,367 ÷ 39,360 shares outstanding; 50,000,000 shares authorized)	$24.96

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.48

Class C:
Net Asset Value and offering price per share ($382,586 ÷ 16,462 shares outstanding; 25,000,000 Shares Authorized)	$23.24 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($477,135 ÷ 19,101 shares outstanding; 25,000,000 shares authorized)	$24.98

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $25,992)	$704,152
Interest	142

Total Investment Income	704,294

Expenses:
Investment advisory fees	340,352
Distribution fees – Class AAA	82,638
Distribution fees – Class A	1,375
Distribution fees – Class B	11
Distribution fees – Class C	1,928
Shareholder services fees	46,800
Shareholder communications expenses	36,340
Custodian fees	28,434
Accounting fees	22,500
Registration expenses	20,683
Legal and audit fees	11,819
Directors’ fees	4,954
Interest expense	452
Miscellaneous expenses	20,765

Total Expenses	619,051

Net Investment Income	85,243

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,905,672
Net realized gain on foreign currency transactions	1,680

Net realized gain on investments and foreign currency transactions	2,907,352

Net change in unrealized depreciation on investments	(1,291,085)
Net change in unrealized appreciation on foreign currency translations	1,334

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,289,751)

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency	1,617,601

Net Increase in Net Assets Resulting from Operations	$1,702,844

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income/(loss)	$85,243	$(274,372)
Net realized gain on investments and foreign currency transactions	2,907,352	678,767
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,289,751)	8,300,358

Net Increase in Net Assets Resulting from Operations	1,702,844	8,704,753

Capital Share Transactions:
Class AAA	(3,911,931)	(7,971,576)
Class A	(237,693)	(61,885)
Class B	(3,498)*	(143,585)
Class C	1,904	22,263
Class I	4,768	(42,208)

Net Decrease in Net Assets from Capital Share Transactions	(4,146,450)	(8,196,991)

Redemption Fees	4	5

Net Increase/(Decrease) in Net Assets	(2,443,602)	507,767
Net Assets:
Beginning of period	69,811,545	69,303,778

End of period (including undistributed net investment income of $0 and $0, respectively)	$67,367,943	$69,811,545

*	Class B Shares were fully redeemed and closed on May 3, 2011.

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses (c)		Portfolio Turnover Rate
Class AAA
2011(d)	$24.35	$0.03	$0.57	$0.60	—		—	—	$0.00	$24.95	2.5%	$65,526	0.25	%(e)	1.82	%(e)	24%
2010	21.31	(0.09)	3.13	3.04	—		—	—	0.00	24.35	14.3	67,782	(0.42)		1.87		34
2009	14.91	(0.05)	6.45	6.40	—		—	—	0.00	21.31	42.9	67,292	(0.29)		1.97		45
2008	26.89	(0.02)	(11.86)	(11.88)	$(0.10)		—	$(0.10)	0.00	14.91	(44.2)	51,441	(0.07)		1.80		67
2007	22.93	0.09	3.96	4.05	(0.09)		—	(0.09)	0.00	26.89	17.7	104,421	0.37		1.74		42
2006	20.43	0.06	2.50	2.56	(0.06)		—	(0.06)	0.00	22.93	12.5	100,883	0.26		1.78		46
Class A
2011(d)	$24.35	$0.03	$0.58	$0.61	—		—	—	$0.00	$24.96	2.5%	$982	0.23	%(e)	1.82	%(e)	24%
2010	21.31	(0.09)	3.13	3.04	—		—	—	0.00	24.35	14.3	1,193	(0.42)		1.87		34
2009	14.91	(0.06)	6.46	6.40	—		—	—	0.00	21.31	42.9	1,115	(0.32)		1.97		45
2008	26.88	(0.02)	(11.86)	(11.88)	$(0.09)		—	$(0.09)	0.00	14.91	(44.2)	1,006	(0.09)		1.80		67
2007	22.93	0.11	3.95	4.06	(0.11)		—	(0.11)	0.00	26.88	17.7	2,224	0.43		1.74		42
2006	20.43	0.06	2.50	2.56	(0.06)		—	(0.06)	0.00	22.93	12.5	1,294	0.28		1.78		46
Class C
2011(d)	$22.76	$(0.05)	$0.53	$0.48	—		—	—	$0.00	$23.24	2.1%	$383	(0.48	)%(e)	2.57	%(e)	24%
2010	20.07	(0.23)	2.92	2.69	—		—	—	0.00	22.76	13.4	374	(1.17)		2.62		34
2009	14.15	(0.19)	6.11	5.92	—		—	—	0.00	20.07	41.8	317	(1.11)		2.72		45
2008	25.54	(0.21)	(11.18)	(11.39)	—		—	—	0.00	14.15	(44.6)	168	(0.98)		2.55		67
2007	21.87	(0.03)	3.70	3.67	—		—	—	0.00	25.54	16.8	428	(0.11)		2.49		42
2006	19.58	(0.09)	2.38	2.29	—		—	—	0.00	21.87	11.7	275	(0.42)		2.53		46
Class I
2011(d)	$24.34	$0.06	$0.58	$0.64	—		—	—	$0.00	$24.98	2.6%	$477	0.51	%(e)	1.57	%(e)	24%
2010	21.25	(0.04)	3.13	3.09	—		—	—	0.00	24.34	14.5	460	(0.17)		1.62		34
2009	14.83	0.00 (b)	6.44	6.44	$(0.00	)(b)	$(0.02)	$(0.02)	0.00	21.25	43.4	441	0.02		1.72		45
2008(f)	25.35	0.06	(10.36)	(10.30)	(0.22)		—	(0.22)	0.00	14.83	(40.6)	737	0.28	(e)	1.55	(e)	67

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the years ended December 31, 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73%, (Class AAA and Class A) and 2.48%, (Class C), respectively. For the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2006, the effect of interest expense was minimal.
(d)	For the six months ended June 30, 2011, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The GAMCO Global Growth Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time at which net asset values of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

Valuation Inputs	Investments in Securities (Market Value) Assets
Level 1 – Quoted Prices*	$67,177,676
Level 2 – Other Significant Observable Inputs*	279,950

Total	$67,457,626

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

There were no Level 3 investments held at June 30, 2011 or December 31, 2010.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2011.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, a write-off of the current year net operating loss, expired capital loss carryforwards, and reclassifications of litigation income. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended December 31, 2010.

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $4,276,907 which are available to reduce future required distributions of net capital gains to shareholders. $1,279,768 of the loss carryforward is available through 2011; $1,126,497 is available through 2016; and $1,870,642 is available through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$53,689,047	$14,877,792	$(1,109,213)	$13,768,579

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000 and $2,000, respectively. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

15

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $16,849,360 and $20,963,743, respectively.

6.  Transactions with Affiliates.  During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $3,604 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $61 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2011, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during six months ended June 30, 2011 was $29,729 with a weighted average interest rate of 1.47%. The maximum amount borrowed at any time during the six months ended June 30, 2011 was $788,000.

8.  Capital Stock.  The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through Gabelli & Co., or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares were fully redeemed on May 3, 2011.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2011 and the year ended December 31, 2010 amounted to $4 and $5 respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

16

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	43,912	$1,085,519	104,470	$2,220,670
Shares redeemed	(202,090)	(4,997,450)	(478,582)	(10,192,246)

Net decrease	(158,178)	$(3,911,931)	(374,112)	$(7,971,576)

Class A
Shares sold	1,324	$33,044	10,635	$241,369
Shares redeemed	(10,957)	(270,737)	(13,959)	(303,254)

Net decrease	(9,633)	$(237,693)	(3,324)	$(61,885)

Class B*
Shares redeemed	(144)	$(3,498)	(6,762)	$(143,585)

Net decrease	(144)	$(3,498)	(6,762)	$(143,585)

Class C
Shares sold	1,279	$29,675	6,639	$140,999
Shares redeemed	(1,227)	(27,771)	(6,035)	(118,736)

Net increase	52	$1,904	604	$22,263

Class I
Shares sold	2,895	$71,239	3,019	$63,403
Shares redeemed	(2,672)	(66,471)	(4,883)	(105,611)

Net increase/(decrease)	223	$4,768	(1,864)	$(42,208)

*	Class B Shares were fully redeemed on May 3, 2011.

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the

17

The GAMCO Global Growth Fund

Notes to Financial Statements (Continued) (Unaudited)

resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

18

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.

The GAMCO Global Growth Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer

Cerutti Consultants, Inc.

Anthony J. Colavita

Attorney-at-Law

Anthony J. Colavita, P.C. Inc.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President and Secretary Agnes Mullady Treasurer	Peter D. Goldstein Chief Compliance Officer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q211SR

GAMCO

The

GAMCO

Global Growth

Fund

SEMIANNUAL REPORT

JUNE 30, 2011

The GAMCO Global Opportunity Fund

Semiannual Report — June 30, 2011

Caesar Bryan

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund (the “Fund”) rose 2.25% compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index increase of 4.90%.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (5/11/98)
GAMCO Global Opportunity Fund Class AAA	2.25%	36.87%	3.05%	3.73%	5.40%	7.17%
MSCI AC World Free Index	4.90	30.58	1.38	3.65	2.82	1.57	(e)
Lipper Global Large-Cap Growth Fund Average	4.86	31.07	1.02	3.39	3.23	2.45	(f)
Lipper Global Multi-Cap Growth Fund Average	3.88	30.98	4.01	5.65	5.88	7.84	(g)
Class A	2.20	36.86	3.03	3.71	5.43	7.17
With sales charge (b)	(3.67)	28.99	1.02	2.49	4.80	6.69
Class B	1.88	35.91	2.28	2.94	4.63	6.53
With contingent deferred sales charge (c)	(3.12)	30.91	1.32	2.58	4.63	6.53
Class C	1.81	35.84	2.26	2.89	4.99	6.85
With contingent deferred sales charge (d)	0.81	34.84	2.26	2.89	4.99	6.85
Class I	2.35	37.18	3.32	3.91	5.50	7.24

In the current prospectus dated April 29, 2011, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.66%, 2.66%, 3.41%, 3.41%, and 2.41%, respectively. The net expense ratios in the current prospectus for these share classes are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2011. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Shares NAV per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, August 16, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower for the periods starting prior to August 16, 2000 and November 23, 2001, respectively, due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The MSCI AC World Free Index is an unmanaged indicator of stock market performance, while the Lipper Global Multi-Cap Growth Fund Average and the Lipper Global Large-Cap Growth Fund Average reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC is imposed on redemptions made within one year of purchase.
(e)	MSCI AC World Free Index since inception performance is as of December 31, 2000.
(f)	Lipper Global Large-Cap Growth Fund Average since inception performance is as of June 30, 1998.
(g)	Lipper Global Multi-Cap Growth Fund Average since inception performance is as of September 30, 1998.

The GAMCO Global Opportunity Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Opportunity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,022.50	2.01%	$10.08
Class A	$1,000.00	$1,022.00	2.01%	$10.08
Class B	$1,000.00	$1,018.80	2.76%	$13.82
Class C	$1,000.00	$1,018.10	2.76%	$13.81
Class I	$1,000.00	$1,023.50	1.76%	$8.83
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.83	2.01%	$10.04
Class A	$1,000.00	$1,014.83	2.01%	$10.04
Class B	$1,000.00	$1,011.11	2.76%	$13.76
Class C	$1,000.00	$1,011.11	2.76%	$13.76
Class I	$1,000.00	$1,016.07	1.76%	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The GAMCO Global Opportunity Fund

Consumer Staples	17.7%
Industrials	17.3%
Materials	17.0%
Energy	15.2%
Consumer Discretionary	10.8%
Health Care	6.9%

Information Technology	6.9%
Financial Services	5.6%
Telecommunication Services	1.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	(0.3)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The GAMCO Global Opportunity Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.3%
	Consumer Staples — 17.7%
10,113	British American Tobacco plc	$304,112	$443,266
1,300	Danone	77,722	96,994
7,000	Diageo plc	97,896	143,018
2,280	Dr Pepper Snapple Group Inc.	54,395	95,600
7,000	General Mills Inc.	173,603	260,540
5,000	Heineken Holding NV	233,715	255,808
3,000	Mead Johnson Nutrition Co.	129,424	202,650
3,060	Pernod-Ricard SA	260,032	301,616
2,500	Philip Morris International Inc.	87,133	166,925
4,500	Sara Lee Corp.	58,320	85,455
4,000	The Procter & Gamble Co.	221,128	254,280
2,750	Wesfarmers Ltd.	79,950	93,942

	Total Consumer Staples	1,777,430	2,400,094

	Industrials — 17.3%
1,000	Bucher Industries AG	200,187	220,517
16,000	China Merchants Holdings (International) Co. Ltd.	53,313	61,786
4,500	CNH Global NV†	129,912	173,925
1,000	FANUC CORP.	101,606	166,201
4,300	Jardine Matheson Holdings Ltd.	137,142	246,562
3,600	Komatsu Ltd.	76,536	111,660
3,000	L-3 Communications Holdings Inc.	127,721	262,350
2,500	Lockheed Martin Corp.	61,439	202,425
4,000	Mitsui & Co. Ltd.	86,284	68,766
4,000	Precision Castparts Corp.	59,300	658,600
1,000	SMC Corp.	124,202	179,368

	Total Industrials	1,157,642	2,352,160

	Materials — 17.0%
1,200	Agnico-Eagle Mines Ltd.	74,720	75,756
30,000	Antofagasta plc	35,896	671,193
3,000	BHP Billiton Ltd.	126,333	140,933
36,000	Gold Fields Ltd., ADR	156,059	525,240
3,000	Impala Platinum Holdings Ltd.	115,739	80,832
2,500	Monsanto Co.	174,388	181,350
2,000	Newcrest Mining Ltd. (a)	60,284	81,000
1,830	Rio Tinto plc	77,490	131,889
10,000	Sanyo Special Steel Co. Ltd.	65,922	63,226
400	Syngenta AG†	114,992	135,022
10,000	Xstrata plc	231,303	220,120

	Total Materials	1,233,126	2,306,561

	Energy — 15.2%
10,000	BP plc	74,437	73,611
1,200	EOG Resources Inc.	133,358	125,460
4,000	Imperial Oil Ltd.	134,921	186,303

Shares		Cost	Market Value

1,200	Occidental Petroleum Corp.	$124,971	$124,848
3,500	Peabody Energy Corp.	169,179	206,185
5,000	Petroleo Brasileiro SA, ADR	37,788	169,300
8,000	Saipem SpA	168,665	413,005
6,200	Schlumberger Ltd.	205,349	535,680
6,000	Suncor Energy Inc.	101,766	234,600

	Total Energy	1,150,434	2,068,992

	Consumer Discretionary — 10.8%
6,000	Cablevision Systems Corp., Cl. A	45,978	217,260
3,000	Christian Dior SA	180,347	472,026
10,000	Compagnie Financiere Richemont SA, Cl. A	117,773	654,773
2,000	Fortune Brands Inc.	127,981	127,540

	Total Consumer Discretionary	472,079	1,471,599

	Health Care — 6.9%
2,000	Cochlear Ltd.	76,509	154,447
4,400	Novartis AG	174,161	269,521
2,000	Roche Holding AG, Genusschein	160,735	334,701
3,000	St. Jude Medical Inc.	115,598	143,040
1,200	TSUMURA & Co.	36,484	38,308

	Total Health Care	563,487	940,017

	Information Technology — 6.9%
2,000	Canon Inc.	103,501	94,653
800	Google Inc., Cl. A†	272,473	405,104
2,800	Hoya Corp.	75,713	61,701
500	Keyence Corp.	102,612	141,233
9,000	Microsoft Corp.	236,625	234,000

	Total Information Technology	790,924	936,691

	Financial Services — 5.6%
5,000	Cheung Kong (Holdings) Ltd.	63,610	73,120
16,000	Hongkong Land Holdings Ltd.	62,764	113,920
10,000	Kinnevik Investment AB, Cl. B	230,284	222,127
8,000	Schroders plc	149,449	198,629
10,000	Swire Pacific Ltd., Cl. A	112,741	146,883

	Total Financial Services	618,848	754,679

	Telecommunication Services — 1.9%
2,300	Telephone & Data Systems Inc.	45,066	71,484
2,300	Telephone & Data Systems Inc., Special	41,599	61,939
2,500	United States Cellular Corp.†	133,903	121,050

	Total Telecommunication Services	220,568	254,473

	Total Common Stocks	7,984,538	13,485,266

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$135,000	U.S. Treasury Bill, 0.005%††, 08/25/11	$134,999	$134,999

	TOTAL INVESTMENTS — 100.3%	$8,119,537	13,620,265

	Other Assets and Liabilities (Net) — (0.3)%		(38,802)

	NET ASSETS — 100.0%		$13,581,463

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of the fair valued security amounted to $81,000 or 0.60% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	39.9%	$5,431,762
North America	39.5	5,375,424
Asia/Pacific	8.2	1,112,592
Japan	6.8	925,115
South Africa	4.4	606,072
Latin America	1.2	169,300

	100.0%	$13,620,265

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $8,119,537)	$13,620,265
Receivable for Fund shares sold	110
Receivable from Adviser	5,127
Dividends receivable	22,958
Prepaid expenses	19,790

Total Assets	13,668,250

Liabilities:
Payable to custodian	10,376
Payable for Fund shares redeemed	9,805
Payable for investment advisory fees	10,933
Payable for distribution fees	2,659
Payable for legal and audit fees	20,454
Payable for shareholder communications expenses	14,811
Payable for shareholder services fees	6,065
Payable for custodian fees	5,687
Other accrued expenses	5,997

Total Liabilities	86,787

Net Assets (applicable to 678,834 shares outstanding)	$13,581,463

Net Assets Consist of:
Paid-in capital	$11,397,714
Accumulated net investment income	43,945
Accumulated net realized loss on investments and foreign currency transactions	(3,362,217)
Net unrealized appreciation on investments	5,500,728
Net unrealized appreciation on foreign currency translations	1,293

Net Assets	$13,581,463

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($12,946,699 ÷ 647,132 shares outstanding; 75,000,000 shares authorized)	$20.01

Class A:
Net Asset Value and redemption price per share ($170,242 ÷ 8,538 shares outstanding; 50,000,000 shares authorized)	$19.94

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$21.16

Class B:
Net Asset Value and offering price per share ($1,882 ÷ 99.26 shares outstanding; 25,000,000 shares authorized)	$ 18.96	(a)

Class C:
Net Asset Value and offering price per share ($16,497 ÷ 838.5 shares outstanding; 25,000,000 shares authorized)	$ 19.67	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($446,143 ÷ 22,226 shares outstanding; 25,000,000 shares authorized)	$20.07

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,236)	$180,624
Interest	13

Total Investment Income	180,637

Expenses:
Investment advisory fees	67,721
Distribution fees – Class AAA	16,167
Distribution fees – Class A	211
Distribution fees – Class B	9
Distribution fees – Class C	97
Custodian fees	16,726
Registration expenses	14,699
Shareholder communications expenses	14,221
Shareholder services fees	9,440
Legal and audit fees	8,930
Directors’ fees	992
Interest expense	537
Miscellaneous expenses	18,280

Total Expenses	168,030

Less:
Fees waived and expenses reimbursed by the Adviser (See Note 3)	(32,497)
Custodian fee credits	(1)

Total Reimbursements and Credits	(32,498)

Net Expenses	135,532

Net Investment Income	45,105

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	394,324
Net realized gain on foreign currency transactions	1,582

Net realized gain on investments and foreign currency transactions	395,906

Net change in unrealized depreciation on investments	(141,286)
Net change in unrealized depreciation on foreign currency translations	(199)

Net change in unrealized depreciation on investments and foreign currency translations	(141,485)

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency	254,421

Net Increase in Net Assets Resulting from Operations	$299,526

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income/(loss)	$45,105	$(18,178)
Net realized gain on investments and foreign currency transactions	395,906	804,549
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(141,485)	1,432,703

Net Increase in Net Assets Resulting from Operations	299,526	2,219,074

Capital Share Transactions:
Class AAA	(602,126)	(2,154,210)
Class A	349	(23,788)
Class B	—	(727)
Class C	479	3,986
Class I	50,115	235

Net Decrease in Net Assets from Capital Share Transactions	(551,183)	(2,174,504)

Redemption Fees	1	5

Net Increase/(Decrease) in Net Assets	(251,656)	44,575
Net Assets:
Beginning of period	13,833,119	13,788,544

End of period (including undistributed net investment income of $43,945 and $0, respectively)	$13,581,463	$13,833,119

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions											Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Return of Capital		Total Distributions		Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment(b)(c)		Operating Expenses Net of Reimburse- ment(c)		Portfolio Turnover Rate
Class AAA
2011(d)	$19.57	$0.06		$0.38	$0.44	—		—		—		$0.00	(e)	$20.01	2.3%	$12,947	0.66	%(f)	2.49	%(f)	2.01	%(f)	5%
2010	16.53	(0.02)		3.06	3.04	—		—		—		0.00	(e)	19.57	18.4	13,263	(0.15)		2.66		2.01		5
2009	12.18	0.02		4.54	4.56	$(0.21)		$0.00	(e)	$(0.21)		0.00	(e)	16.53	37.4	13,280	0.16		2.72		2.05		8
2008	20.59	0.14		(8.54)	(8.40)	(0.01)		—		(0.01)		0.00	(e)	12.18	(40.8)	11,843	0.83		2.25		2.01		14
2007	18.22	0.17		2.31	2.48	(0.11)		0.00	(e)	(0.11)		0.00	(e)	20.59	13.6	22,507	0.84		2.03		2.03		20
2006	15.91	(0.08)		2.39	2.31	(0.00	)(e)	—		(0.00	)(b)	0.00	(e)	18.22	14.5	23,426	(0.44)		2.02		2.02		15
Class A
2011(d)	$19.51	$0.07		$0.36	$0.43	—		—		—		$0.00	(e)	$19.94	2.2%	$170	0.68	%(f)	2.49	%(f)	2.01	%(f)	5%
2010	16.48	(0.00	)(e)	3.03	3.03	—		—		—		0.00	(e)	19.51	18.4	166	(0.03)		2.66		2.01		5
2009	12.14	0.01		4.54	4.55	$(0.21)		$0.00	(e)	$(0.21)		0.00	(e)	16.48	37.5	171	0.11		2.72		2.05		8
2008	20.54	0.12		(8.51)	(8.39)	(0.01)		—		(0.01)		0.00	(e)	12.14	(40.8)	120	0.69		2.25		2.01		14
2007	18.17	0.18		2.31	2.49	(0.12)		0.00	(e)	(0.12)		0.00	(e)	20.54	13.7	233	0.91		2.03		2.03		20
2006	15.87	(0.08)		2.39	2.31	(0.01)		—		(0.01)		0.00	(e)	18.17	14.5	220	(0.45)		2.02		2.02		15
Class B
2011(d)	$18.61	$(0.01)		$0.36	$0.35	—		—		—		—		$18.96	1.9%	$2	(0.08	)%(f)	3.24	%(f)	2.76	%(f)	5%
2010	15.84	(0.16)		2.93	2.77	—		—		$0.00		—		18.61	17.5	2	(0.99)		3.41		2.76		5
2009	11.67	(0.06)		4.31	4.25	$(0.08)		$0.00	(e)	(0.08)		$0.00	(e)	15.84	36.4	2	(0.50)		3.47		2.80		8
2008	19.86	0.01		(8.20)	(8.19)	—		—		—		—		11.67	(41.2)	3	0.05		3.00		2.76		14
2007	17.61	(0.08)		2.33	2.25	—		—		—		0.00	(e)	19.86	12.8	6	(0.45)		2.78		2.78		20
2006	15.49	(0.19)		2.31	2.12	—		—		—		0.00	(e)	17.61	13.7	25	(1.14)		2.77		2.77		15
Class C
2011(d)	$19.32	$0.01		$0.34	$0.35	—		—		—		—		$19.67	1.8%	$16	0.08	%(f)	3.24	%(f)	2.76	%(f)	5%
2010	16.44	(0.16)		3.04	2.88	—		—		—		—		19.32	17.5	16	(0.95)		3.41		2.76		5
2009	12.20	(0.23)		4.67	4.44	$(0.20)		$0.00	(e)	$(0.20)		$0.00	(e)	16.44	36.4	10	(1.49)		3.47		2.80		8
2008	20.77	(0.00	)(e)	(8.57)	(8.57)	—		—		—		—		12.20	(41.3)	1	(0.01)		3.00		2.76		14
2007	18.45	0.03		2.29	2.32	—		—		—		0.00	(e)	20.77	12.6	4	0.14		2.78		2.78		20
2006	16.22	(0.21)		2.44	2.23	—		—		—		0.00	(e)	18.45	13.8	4	(1.20)		2.77		2.77		15
Class I
2011(d)	$19.61	$0.09		$0.37	$0.46	—		—		—		$0.00	(e)	$20.07	2.4%	$446	0.95	%(f)	2.24	%(f)	1.76	%(f)	5%
2010	16.52	0.02		3.07	3.09	—		—		—		0.00	(e)	19.61	18.7	386	0.09		2.41		1.76		5
2009	12.17	0.06		4.54	4.60	$(0.25)		$0.00	(e)	$(0.25)		0.00	(e)	16.52	37.8	326	0.45		2.47		1.80		8
2008(g)	19.75	0.22		(7.74)	(7.52)	(0.06)		—		(0.06)		0.00	(e)	12.17	(38.1)	395	1.41	(f)	2.00	(f)	1.76	(f)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $15,233 during 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the years ended December 31, 2007 and 2006, had such payments not been made, the expense ratios would have been 1.96% and 1.95% (Class AAA), 1.96% and 1.95% (Class A), 2.71% and 2.70% (Class B), and 2.71% and 2.70% (Class C), respectively.
(c)	The Fund incurred interest expense during the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.04%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.79%, 2.75%, 2.75%, and 2.75% (Class B and Class C), and 1.75%, 1.75%, 1.79% and 1.75% (Class I), respectively. The fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.01% (Class AAA, and Class A), 2.76% (Class B, and Class C), and 1.76% (Class I), respectively.
(d)	For the six months ended June 30, 2011, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The GAMCO Global Opportunity Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time at which net asset values of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$2,225,561	$81,000	$2,306,561
Other Industries (a)	11,178,705	—	11,178,705
Total Common Stocks	13,404,266	81,000	13,485,266
U.S. Government Obligations	—	134,999	134,999
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$13,404,266	$215,999	$13,620,265

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

There were no Level 3 investments held at June 30, 2011 or December 31, 2010

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing

10

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss

11

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

12

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate

13

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and a write-off of the current year net operating loss. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended December 31, 2010.

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $3,758,096 which are available to reduce future required distributions of net capital gains to shareholders. $1,288,891 of the loss carryforward is available through 2011; $1,201,151 is available through 2012; $1,170,048 is available through 2016; and $98,006 is available through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$8,119,564	$5,622,817	$(122,116)	$5,500,701

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net

14

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2011, at no more than 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. For the six months ended June 30, 2011, the Adviser reimbursed the Fund in the amount of $32,497. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. The agreements are renewable annually. At June 30, 2011, the cumulative amount which the Fund may repay the Adviser is $199,581.

For the year ended December 31, 2009, expiring December 31, 2011 . . . . . .	$82,410
For the year ended December 31, 2010, expiring December 31, 2012 . . . . .	84,674
For the six months ended June 30, 2011, expiring December 31, 2013 . . . . .	32,497

$199,581

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000 and $2,000, respectively. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $726,856 and $1,324,736, respectively.

15

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

6.  Transactions with Affiliates.  During the six months ended June 30, 2011, Gabelli & Co. informed the Fund that it retained $85 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser did not seek a reimbursement during the six months ended June 30, 2011.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2011, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2011 was $22,961 with a weighted average interest rate of 1.48%. The maximum amount borrowed at any time during the six months ended June 30, 2011 was $246,000.

8.  Capital Stock.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through Gabelli & Co., or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2011 and December 31, 2010 amounted to $1 and $5, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

16

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	20,210	$397,135	32,736	$561,316
Shares redeemed	(50,719)	(999,261)	(158,464)	(2,715,526)

Net decrease	(30,509)	$(602,126)	(125,728)	$(2,154,210)

Class A
Shares sold	369	$7,175	3,355	$56,732
Shares redeemed	(344)	(6,826)	(5,183)	(80,520)

Net increase/(decrease)	25	$349	(1,828)	$(23,788)

Class B
Shares redeemed	—	$—	(48)	$(727)

Net increase/(decrease)	—	$—	(48)	$(727)

Class C
Shares sold	499	$10,000	213	$3,986
Shares redeemed	(499)	(9,521)	—	—

Net increase	—	$479	213	$3,986

Class I
Shares sold	2,719	$53,561	2,089	$34,066
Shares redeemed	(176)	(3,446)	(2,095)	(33,831)

Net increase/(decrease)	2,543	$50,115	(6)	$235

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

17

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Continued) (Unaudited)

11.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

18

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.

The GAMCO Global Opportunity Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc.	John D. Gabelli Senior Vice President Gabelli & Company, Inc.

E. Val Cerutti Chief Executive Officer Cerutti Consultants, Inc.	Werner J. Roeder, MD Medical Director Lawrence Hospital

Anthony J. Colavita President Anthony J. Colavita, P.C.	Anthonie C. van Ekris Chairman BALMAC International, Inc.

Arthur V. Ferrara Former Chairman and Chief Executive Officer Guardian Life Insurance Company of America	Salvatore J. Zizza Chairman Zizza & Co., Ltd.

Officers
Bruce N. Alpert President and Secretary	Peter D. Goldstein Chief Compliance Officer

Agnes Mullady Treasurer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q211SR

GAMCO

The

GAMCO Global Opportunity Fund

SEMIANNUAL REPORT

JUNE 30, 2011

The GAMCO Global Telecommunications Fund

Semiannual Report

June 30, 2011

Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4 stars overall and 4 stars for the five and ten year periods and 3 stars for the three year period ended June 30, 2011 among 40, 33, 30, and 40 Communications funds, respectively.

Mario J. Gabelli, CFA	Sergey Dluzhevskiy, CFA, CPA	Evan Miller, CFA

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2011 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund (the “Fund”) increased 7.93% compared with the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index increase of 7.39%.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (11/1/93)
GAMCO Global Telecommunications Fund
Class AAA	7.93%	28.42%	2.10%	5.21%	4.03%	8.44%
MSCI AC World Telecommunication Services Index	7.39	30.99	2.20	7.30	3.74	3.78	(e)
MSCI AC World Free Index	4.90	30.58	1.38	3.65	2.82	1.57	(e)
Class A	7.93	28.43	2.12	5.24	4.04	8.45
With sales charge (b)	1.73	21.05	0.12	4.00	3.42	8.08
Class B	7.53	27.43	1.34	4.43	3.24	7.94
With contingent deferred sales charge (c)	2.53	22.43	0.35	4.09	3.24	7.94
Class C	7.55	27.49	1.35	4.43	3.24	7.93
With contingent deferred sales charge (d)	6.55	26.49	1.35	4.43	3.24	7.93
Class I	8.08	28.71	2.36	5.40	4.12	8.49

In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.62%, 1.62%, 2.37%, 2.37%, and 1.37%, respectively. Class AAA and Class I Shares do not have a sales charge. See page 11 for the expense ratios for the six months ended June 30, 2011. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares’ NAV per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on March 12, 2000, March 13, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The MSCI AC World Free Telecommunication Services Index and the MSCI AC World Free Index are unmanaged indicators of global stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)	MSCI AC World Telecommunication Services and MSCI AC World Free Index performance are as of inception of the indices since December 31, 2000.

The GAMCO Global Telecommunications Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Telecommunications Fund
Actual Fund Return
Class AAA	$1,000.00	$1,079.30	1.60%	$8.25
Class A	$1,000.00	$1,079.30	1.60%	$8.25
Class B	$1,000.00	$1,075.30	2.35%	$12.09
Class C	$1,000.00	$1,075.50	2.35%	$12.09
Class I	$1,000.00	$1,080.80	1.35%	$6.96
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.86	1.60%	$8.00
Class A	$1,000.00	$1,016.86	1.60%	$8.00
Class B	$1,000.00	$1,013.14	2.35%	$11.73
Class C	$1,000.00	$1,013.14	2.35%	$11.73
Class I	$1,000.00	$1,018.10	1.35%	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	46.5%
Wireless Telecommunications Services	33.5%
Other	20.0%

Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The GAMCO Global Telecommunications Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.1%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 46.5%
	Africa/Middle East — 0.5%
40,000	Maroc Telecom	$684,998	$752,922
2,000	Pakistan Telecommunications Co. Ltd., GDR (a)	155,766	33,081
9,100	Telkom SA Ltd.	115,338	49,525

		956,102	835,528

	Asia/Pacific — 4.4%
225,000	Asia Satellite Telecommunications Holdings Ltd.	487,155	520,452
170,000	First Pacific Co. Ltd.	92,079	151,831
20,000	First Pacific Co. Ltd., ADR	30,145	88,400
10,000	KT Corp., ADR	183,666	194,400
90,000	PCCW Ltd.	74,681	38,745
42,600	Philippine Long Distance Telephone Co., ADR	667,177	2,302,104
19,360	PT Telekomunikasi Indonesia, ADR	204,390	667,920
835,000	Singapore Telecommunications Ltd.	631,438	2,148,172
26,400	Telecom Corp. of New Zealand Ltd., ADR	290,228	266,640
375,000	Telekom Malaysia Berhad	519,351	490,561
1,800	Telstra Corp. Ltd., ADR	35,478	28,098
8,075	Thai Telephone & Telecom, GDR† (a)(b)(c)	100,542	226
1,865,000	True Corp. Public Co. Ltd.† (c)	742,862	225,196

		4,059,192	7,122,745

	Europe — 20.9%
13,750	Belgacom SA	435,164	490,416
18,000	BT Group plc, ADR	659,930	588,600
419,000	Cable & Wireless Worldwide plc	431,016	309,810
10,000	Colt Group SA†	37,707	22,951
330,000	Deutsche Telekom AG, ADR	4,994,601	5,157,900
45,000	Elisa Oyj	372,100	969,068
27,000	France Telecom SA, ADR	699,340	574,830
3,807	Hellenic Telecommunications Organization SA	61,405	35,498
35,000	Hellenic Telecommunications Organization SA, ADR	205,919	164,150
2,100	Iliad SA	235,095	281,785
55,800	Koninklijke KPN NV, ADR	475,659	816,912
1,500	Magyar Telekom Telecommunications plc, ADR	22,920	24,000
58,000	Portugal Telecom SGPS SA	812,645	575,054
51,000	Portugal Telecom SGPS SA, ADR	212,450	501,840
9,300	Rostelecom OJSC, ADR	110,099	376,650
86,600	Sistema JSFC, GDR (d)	1,699,207	2,225,620

Shares			Cost	Market Value

56,000		Swisscom AG, ADR	$1,336,187	$2,562,560
885,000		Telecom Italia SpA	3,191,657	1,231,413
21,000		Telecom Italia SpA, ADR	578,887	291,900
280,500		Telefonica SA, ADR	2,583,263	6,869,445
6,361		Telefonica SA, BDR	108,406	150,807
138,000		Telekom Austria AG	2,346,753	1,761,072
56,000		Telenor ASA	871,180	917,046
525,000		TeliaSonera AB	1,750,342	3,851,262
244,000		VimpelCom Ltd., ADR	589,343	3,113,440

			24,821,275	33,864,029

		Japan — 0.7%
17,000		Nippon Telegraph & Telephone Corp.	777,883	816,160
12,000		Nippon Telegraph & Telephone Corp., ADR	248,769	290,160

			1,026,652	1,106,320

		Latin America — 4.5%
26,000		Brasil Telecom SA	244,222	280,217
16,034		Brasil Telecom SA, ADR	480,681	459,534
6,490		Brasil Telecom SA, Cl. C, ADR	103,757	69,962
44		Brasil Telecom SA, Preference	474	417
37,415,054		Cable & Wireless Jamaica Ltd.† (e)	499,070	61,354
500		Maxcom Telecomunicaciones SAB de CV, ADR†	1,832	1,373
13,500		Tele Norte Leste Participacoes SA	286,958	233,557
20,193		Tele Norte Leste Participacoes SA, ADR	280,811	313,799
148,000		Telecom Argentina SA, ADR	507,854	3,856,880
18,270		Telecomunicacoes de Sao Paulo SA	359,468	485,833
5,047		Telecomunicacoes de Sao Paulo SA, Preference	159,589	147,137
12,266		Telecomunicacoes de Sao Paulo SA, Preference, ADR	334,573	364,300
58,000		Telefonos de Mexico SAB de CV, Cl. L, ADR	279,519	957,000
3,355		Telemar Norte Leste SA, Preference, Cl. A	148,531	110,862

			3,687,339	7,342,225

		North America — 15.5%
4,200		AboveNet Inc.	182,408	295,932
117,000		AT&T Inc.	3,668,526	3,674,970
30,000		Atlantic Tele-Network Inc.	99,861	1,150,800
2,000		BCE Inc.	59,911	78,428
46,000	(f)	Bell Aliant Inc. (a)(c)	850,777	1,369,817
27,981		CenturyLink Inc.	809,918	1,131,272

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	DIVERSIFIED TELECOMMUNICATIONS SERVICES (Continued)
	North America (Continued)
750,000	Cincinnati Bell Inc.†	$3,673,514	$2,490,000
2,989	Consolidated Communications Holdings Inc.	56,970	58,106
10,000	E.Spire Communications Inc.† (c)	50,000	0
25,000	EarthLink Inc.	215,154	192,375
2,400	Equinix Inc.†	182,795	242,448
17,000	Frontier Communications Corp.	159,072	137,190
57,000	General Communication Inc., Cl. A†	264,870	687,990
35,000	Internap Network Services Corp.†	202,572	257,250
10,800	Manitoba Telecom Services Inc.	413,091	365,842
22,422	McLeodUSA Inc., Cl. A† (c)	78,420	110
130,000	McLeodUSA Inc., Cl. A, Escrow† (c)	0	0
27,600	New Ulm Telecom Inc.	335,020	175,260
20,000	NorthPoint Communications Group Inc.†	11,250	4
25,000	PAETEC Holding Corp.†	98,573	119,750
33,000	Shenandoah Telecommunications Co.	138,825	561,660
45,000	TELUS Corp.	873,965	2,477,578
943	TELUS Corp., Non-Voting, New York	49,136	49,602
33,057	TELUS Corp., Non-Voting, Toronto	827,048	1,741,881
105,000	tw telecom inc.†	2,049,809	2,155,650
143,000	Verizon Communications Inc.	4,857,229	5,323,890
39,000	Windstream Corp.	486,922	505,440

		20,695,636	25,243,245

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	55,246,196	75,514,092

	WIRELESS TELECOMMUNICATIONS SERVICES — 32.6%
	Africa/Middle East — 0.8%
4,000	Econet Wireless Zimbabwe Ltd.	20,147	18,920
21,000	MTN Group Ltd.	328,298	446,908
227,440	Orascom Telecom Holding SAE, GDR† (d)	1,800,379	787,397

		2,148,824	1,253,225

	Asia/Pacific — 4.0%
263,000	Axiata Group Berhad	673,179	436,374
60,000	China Mobile Ltd., ADR	727,808	2,806,800
69,200	China Unicom Hong Kong Ltd., ADR	526,597	1,402,684
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	205
5,800	PT Indosat Tbk, ADR	47,353	174,435
92,500	SK Telecom Co. Ltd., ADR	1,265,789	1,729,750

		3,240,789	6,550,248

Shares		Cost	Market Value

	Europe — 7.0%
38,000	Bouygues SA	$1,073,353	$1,670,539
300,000	Cable & Wireless Communications plc	212,300	195,098
30,300	Millicom International Cellular SA, SDR	2,275,779	3,161,639
7,000	Mobile TeleSystems OJSC, ADR	134,379	133,140
119,000	Turkcell Iletisim Hizmetleri A/S, ADR†	2,494,348	1,612,450
106,000	Vivendi	2,869,725	2,947,519
63,000	Vodafone Group plc, ADR	1,682,024	1,683,360

		10,741,908	11,403,745

	Japan — 2.8%
390	KDDI Corp.	1,673,845	2,795,230
1,010	NTT DoCoMo Inc.	1,688,897	1,794,050

		3,362,742	4,589,280

	Latin America — 5.7%
118,000	America Movil SAB de CV, Cl. L, ADR	872,337	6,357,840
17,500	Grupo Iusacell SA de CV† (c)	29,040	0
33,000	NII Holdings Inc.†	1,281,213	1,398,540
150,000	Tim Participacoes SA	616,034	852,529
14,000	Tim Participacoes SA, ADR	494,007	688,940

		3,292,631	9,297,849

	North America — 12.3%
40,350	Clearwire Corp., Cl. A†	368,508	152,523
24,000	ICO Global Communications (Holdings) Ltd.†	37,119	66,480
1,200	Leap Wireless International Inc.†	22,014	19,476
8,000	MetroPCS Communications Inc.†	180,956	137,680
300	Nextwave Wireless Inc.†	115	90
154,500	Rogers Communications Inc., Cl. B	509,936	6,105,840
660,000	Sprint Nextel Corp.†	5,272,145	3,557,400
80,000	Telephone & Data Systems Inc.	2,061,826	2,486,400
59,100	Telephone & Data Systems Inc., Special	1,257,811	1,591,563
120,000	United States Cellular Corp.†	5,745,390	5,810,400

		15,455,820	19,927,852

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	38,242,714	53,022,199

	OTHER — 20.0%
	Africa/Middle East — 0.0%
1,009	Kingdom Financial Holdings Ltd., Cl. L† (c)	0	0
504	Meikles Ltd.†	204	169

		204	169

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares			Cost	Market Value

		COMMON STOCKS (Continued)
		OTHER (Continued)
		Asia/Pacific — 0.4%
19,065		Austar United Communications Ltd.†	$34,838	$27,503
70,000		C.P. Pokphand Co. Ltd., ADR	58,725	178,500
26,000		Himachal Futuristic Communications Ltd., GDR† (a)(c)	141,200	36,742
4,000	(f)	Hutchison Port Holdings Trust†	4,040	3,380
40,000		Hutchison Whampoa Ltd.	396,391	431,782
250,000		Time Engineering Berhad	152,324	37,258

			787,518	715,165

		Europe — 2.4%
8,000		Alcatel-Lucent, ADR†	72,520	46,160
12,000		BCB Holdings Ltd., London†	23,864	10,400
1,000		British Sky Broadcasting Group plc, ADR	24,267	54,510
9,000		E.ON AG	126,255	255,612
59,500		G4S plc	0	267,195
96,000		GN Store Nord A/S	526,185	924,276
8,000		InterXion Holding NV†	111,857	121,120
2,800		Kinnevik Investment AB, Cl. A	51,367	62,860
38,500		Kinnevik Investment AB, Cl. B	763,698	855,190
6,400		L. M. Ericsson Telephone Co., Cl. B, ADR	40,907	92,032
17,000		Nokia Oyj, ADR	40,734	109,140
16,082		PostNL NV, ADR	215,949	135,893
900		Shellshock Ltd.†	521	766
750		Siemens AG, ADR	23,625	103,148
21,000		Telegraaf Media Groep NV	453,308	386,453
5,000		ThyssenKrupp AG	91,947	259,832
16,082		TNT Express NV, ADR†	0	164,197
4,000		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	39,320	18,568
8,000		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	114,800	36,560

			2,721,124	3,903,912

		Japan — 0.3%
72,000		Furukawa Electric Co. Ltd.	350,157	298,714
21,000		Tokyo Broadcasting System Holdings Inc.	479,469	252,767

			829,626	551,481

		Latin America — 0.4%
25,693		Contax Participacoes SA, ADR†	11,050	71,683
19,800		Grupo Televisa SA, ADR	472,383	487,080
1,224		Shellproof Ltd.†	1,210	923

			484,643	559,686

Shares		Cost	Market Value

	North America — 16.5%
80,000	Adelphia Communications Corp., Cl. A† (c)	$66,496	$0
80,000	Adelphia Communications Corp., Cl. A, Escrow† (c)	0	0
80,000	Adelphia Recovery Trust†	0	1,120
1,400	Amphenol Corp., Cl. A	5,729	75,586
2,567	AOL Inc.†	75,888	50,981
2,100	Ascent Media Corp., Cl. A†	27,089	111,237
121,500	Cablevision Systems Corp., Cl. A	2,491,676	4,399,515
11,434	CanWest Global Communications Corp., Cl. A, Canada† (c)	131,317	553
23,566	CanWest Global Communications Corp., Cl. A, United States† (c)	322,321	1,060
7,400	Cogeco Inc.	144,351	330,773
12,000	Comcast Corp., Cl. A, Special	244,911	290,760
4,000	Convergys Corp.†	53,716	54,560
137,000	DIRECTV, Cl. A†	3,489,550	6,962,340
1,500	Discovery Communications Inc., Cl. A†	22,293	61,440
5,000	Discovery Communications Inc., Cl. C†	41,011	182,750
112,000	DISH Network Corp., Cl. A†	1,958,736	3,435,040
14,400	EchoStar Corp., Cl. A†	319,212	524,592
6,000	Fisher Communications Inc.†	183,823	178,920
400	Google Inc., Cl. A†	149,671	202,552
1,000	L-3 Communications Holdings Inc.	11,000	87,450
50,000	Liberty Global Inc., Cl. A†	1,269,794	2,252,000
50,000	Liberty Global Inc., Cl. C†	1,219,998	2,135,000
24,000	Liberty Media Corp. - Capital, Cl. A†	175,218	2,058,000
14,000	Liberty Media Corp. - Interactive, Cl. A†	182,051	234,780
500	Lockheed Martin Corp.	11,394	40,485
48,000	LSI Corp.†	339,318	341,760
1,000	Ncm Services Inc.†	1,375	120
2,000	News Corp., Cl. B	21,050	36,160
2,524	Orbital Sciences Corp.†	16,208	42,529
6,000	SCANA Corp.	158,756	236,220
4,500	SJW Corp.	70,456	109,080
24,000	The Madison Square Garden Co., Cl. A†	476,009	660,720
3,000	Time Warner Cable Inc.	168,764	234,120
17,000	Time Warner Inc.	603,315	618,290
1,200	TiVo Inc.†	9,684	12,348
47	Xanadoo Co., Cl. A†	23,394	21,738
57,000	Yahoo! Inc.†	1,343,217	857,280

		15,828,791	26,841,859

	TOTAL OTHER	20,651,906	32,572,272

	TOTAL COMMON STOCKS	114,140,816	161,108,563

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	WARRANTS — 0.9%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.9%
	Asia/Pacific — 0.9%
160,000	Bharti Airtel Ltd., expire 09/19/13† (a)	$1,019,856	$1,413,572

	TOTAL INVESTMENTS — 100.0%	$115,160,672	162,522,135

	Other Assets and Liabilities (Net) — 0.0%		57,087

	NET ASSETS — 100.0%		$162,579,222

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of Rule 144A securities amounted to $2,853,438 or 1.76% of net assets.
(b)	Illiquid security.
(c)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $1,633,704 or 1.00% of net assets.
(d)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2011, the market value of Regulation S securities amounted to $3,013,017 or 1.85% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/11 Carrying Value Per Unit
227,440	Orascom Telecom Holding SAE, GDR	06/21/07	$1,800,379	$3.4620
86,600	Sistema JSFC, GDR	02/09/05	1,699,207	25.7000

(e)	At June 30, 2011, the Fund held an investment in a restricted security amounting to $61,354 or 0.04% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/11 Carrying Value Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0016

(f)	Denoted in units.
†	Non-income producing security.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	44.3%	$72,012,956
Europe	30.3	49,171,686
Latin America	10.6	17,199,760
Asia/Pacific	9.7	15,801,730
Japan	3.8	6,247,081
Africa/Middle East	1.3	2,088,922

	100.0%	$162,522,135

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $115,160,672)	$162,522,135
Foreign currency, at value (cost $47,863)	48,759
Receivable for investments sold	1,254,082
Receivable for Fund shares sold	16,132
Dividends receivable	463,190
Prepaid expenses	27,160

Total Assets	164,331,458

Liabilities:
Payable to custodian	1,281,611
Payable for Fund shares redeemed	122,510
Payable for investment advisory fees	133,955
Payable for distribution fees	34,033
Payable for accounting fees	7,500
Other accrued expenses	172,627

Total Liabilities	1,752,236

Net Assets (applicable to 7,373,772 shares outstanding)	$162,579,222

Net Assets Consist of:
Paid-in capital	$132,497,657
Accumulated net investment income	1,893,236
Accumulated net realized loss on investments and foreign currency transactions	(19,187,900)
Net unrealized appreciation on investments	47,361,463
Net unrealized appreciation on foreign currency translations	14,766

Net Assets	$162,579,222

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($158,886,015 ÷ 7,204,776 shares outstanding; 75,000,000 shares authorized)	$22.05

Class A:
Net Asset Value and redemption price per share ($2,183,715 ÷ 99,086 shares outstanding; 50,000,000 shares authorized)	$22.04

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.38

Class B:
Net Asset Value and offering price per share ($65,023 ÷ 3,016 shares outstanding; 25,000,000 shares authorized)	$21.56	(a)

Class C:
Net Asset Value and offering price per share ($982,774 ÷ 45,969 shares outstanding; 25,000,000 shares authorized)	$21.38	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($461,695 ÷ 20,925 shares outstanding; 25,000,000 shares authorized)	$22.06

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $375,515)	$3,434,183
Interest	581

Total Investment Income	3,434,764

Expenses:
Investment advisory fees	803,792
Distribution fees – Class AAA	196,577
Distribution fees – Class A	2,531
Distribution fees – Class B	333
Distribution fees – Class C	4,778
Shareholder services fees	93,408
Shareholder communications expenses	57,404
Custodian fees	43,267
Accounting fees	22,500
Registration expenses	21,116
Legal and audit fees	19,789
Directors’ fees	11,509
Interest expense	1,031
Miscellaneous expenses	10,156

Total Expenses	1,288,191

Less:
Custodian fee credits	(1)

Net Expenses	1,288,190

Net Investment Income	2,146,574

Net Realized and Change in Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	3,227,958
Net realized gain on foreign currency transactions	11,677

Net realized gain on investments and foreign currency transactions	3,239,635

Net change in unrealized appreciation on investments	6,796,831
Net change in unrealized appreciation on foreign currency translations	7,357

Net change in unrealized appreciation on investments and foreign currency translations	6,804,188

Net Realized and Change in Unrealized Gain on Investments and Foreign Currency	10,043,823

Net Increase in Net Assets Resulting from Operations	$12,190,397

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$2,146,574	$2,696,140
Net realized gain on investments and foreign currency transactions	3,239,635	6,651,636
Net change in unrealized appreciation on investments and foreign currency translations	6,804,188	6,763,686

Net Increase in Net Assets Resulting from Operations	12,190,397	16,111,462

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,735,566)
Class A	—	(33,548)
Class B	—	(684)
Class C	—	(11,034)
Class I	—	(8,256)

Total Distributions to Shareholders	—	(2,789,088)

Capital Share Transactions:
Class AAA	(7,334,154)	(14,099,904)
Class A	138,697	187,998
Class B	(12,140)	(33,858)
Class C	24,300	165,685
Class I	16,515	(22,444)

Net Decrease in Net Assets from Capital Share Transactions	(7,166,782)	(13,802,523)

Redemption Fees	1,329	(131)

Net Increase/(Decrease) in Net Assets	5,024,944	(480,280)
Net Assets:
Beginning of period	157,554,278	158,034,558

End of period (including undistributed net investment income of $1,893,236 and $0, respectively)	$162,579,222	$157,554,278

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital(b)	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate††
Class AAA
2011(d)	$20.43	$0.28		$1.34	$1.62	—	—	—	$(0.00)	$22.05	7.9%	$158,886	2.67	%(e)	1.60	%(e)	2%
2010	18.71	0.34		1.75	2.09	$(0.37)	—	$(0.37)	0.00	20.43	11.2	154,280	1.76		1.62		6
2009	15.31	0.30		3.46	3.76	(0.36)	$0.00	(0.36)	0.00	18.71	24.6	155,352	1.88		1.69		4
2008	26.34	0.32		(11.02)	(10.70)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	139,761	1.51		1.59		3
2007	22.46	0.25		3.86	4.11	(0.23)	—	(0.23)	0.00	26.34	18.3	307,368	0.98		1.50		11
2006	17.53	0.12		4.95	5.07	(0.14)	—	(0.14)	0.00	22.46	28.9	214,436	0.63		1.56		7
Class A
2011(d)	$20.42	$0.30		$1.32	$1.62	—	—	—	$(0.00)	$22.04	7.9%	$2,184	2.84	%(e)	1.60	%(e)	2%
2010	18.70	0.36		1.73	2.09	$(0.37)	—	$(0.37)	0.00	20.42	11.2	1,901	1.87		1.62		6
2009	15.31	0.29		3.46	3.75	(0.36)	$0.00	(0.36)	0.00	18.70	24.5	1,523	1.81		1.69		4
2008	26.32	0.32		(11.00)	(10.68)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	1,130	1.52		1.59		3
2007	22.43	0.23		3.89	4.12	(0.23)	—	(0.23)	0.00	26.32	18.4	2,728	0.89		1.50		11
2006	17.51	0.12		4.95	5.07	(0.15)	—	(0.15)	0.00	22.43	29.0	1,170	0.64		1.56		7
Class B
2011(d)	$20.05	$0.18		$1.33	$1.51	—	—	—	$(0.00)	$21.56	7.5%	$65	1.73	%(e)	2.35	%(e)	2%
2010	18.36	0.19		1.69	1.88	$(0.19)	—	$(0.19)	0.00	20.05	10.3	72	1.02		2.37		6
2009	15.03	0.18		3.38	3.56	(0.23)	$0.00	(0.23)	0.00	18.36	23.7	99	1.13		2.44		4
2008	25.67	0.20		(10.74)	(10.54)	(0.10)	—	(0.10)	0.00	15.03	(41.0)	102	0.95		2.34		3
2007	21.90	0.06		3.75	3.81	(0.04)	—	(0.04)	0.00	25.67	17.4	297	0.26		2.25		11
2006	17.11	(0.03)		4.82	4.79	—	—	—	0.00	21.90	28.0	291	(0.17)		2.31		7
Class C
2011(d)	$19.88	$0.21		$1.29	$1.50	—	—	—	$(0.00)	$21.38	7.6%	$983	2.00	%(e)	2.35	%(e)	2%
2010	18.25	0.19		1.69	1.88	$(0.25)	—	$(0.25)	0.00	19.88	10.3	890	1.04		2.37		6
2009	14.96	0.17		3.36	3.53	(0.24)	$0.00	(0.24)	0.00	18.25	23.6	659	1.08		2.44		4
2008	25.50	0.15		(10.61)	(10.46)	(0.08)	—	(0.08)	0.00	14.96	(41.0)	563	0.73		2.34		3
2007	21.76	0.05		3.72	3.77	(0.03)	—	(0.03)	0.00	25.50	17.3	2,122	0.19		2.25		11
2006	17.03	0.00	(b)	4.77	4.77	(0.04)	—	(0.04)	0.00	21.76	28.0	351	(0.02)		2.31		7
Class I
2011(d)	$20.41	$0.31		$1.34	$1.65	—	—	—	$(0.00)	$22.06	8.1%	$461	2.91	%(e)	1.35	%(e)	2%
2010	18.70	0.39		1.74	2.13	$(0.42)	—	$(0.42)	0.00	20.41	11.4	411	2.06		1.37		6
2009	15.30	0.35		3.45	3.80	(0.40)	$0.00	(0.40)	0.00	18.70	24.8	402	2.17		1.44		4
2008(f)	25.53	0.35		(10.19)	(9.84)	(0.39)	—	(0.39)	0.00	15.30	(38.5)	416	1.78	(e)	1.34	(e)	3

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 25%. The portfolio turnover rate for the year ended 2006 would have been as shown.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57% (Class AAA), 1.57% (Class A), 2.32% (Class B), 2.32% (Class C), and 1.32% (Class I), respectively. For the six months ended June 30,2011 and the years ended December 31, 2010, 2009, 2007, and 2006, the effect of interest expense was minimal.
(d)	For the six months ended June 30, 2011, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The GAMCO Global Telecommunications Fund (the “Fund”), a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs			Total Market Value at 6/30/11
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$6,897,549	$225,196	—	$7,122,745
Latin America	7,280,871	61,354	—	7,342,225
North America	25,243,135	—	$110	25,243,245
Other Regions (a)	35,805,877	—	—	35,805,877
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	9,297,849	—	0	9,297,849
Other Regions (a)	43,724,350	—	—	43,724,350
OTHER
Africa/Middle East	169	—	0	169
Asia/Pacific	678,423	36,742	—	715,165
North America	26,841,306	—	553	26,841,859
Other Regions (a)	5,015,079	—	—	5,015,079
Total Common Stocks	160,784,608	323,292	663	161,108,563
Warrants (a)	—	1,413,572	—	1,413,572
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$160,784,608	$1,736,864	$663	$162,522,135

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
North America	$110	$—	$—	$—	$—	$—	$—	$—	$110	$—
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	0	—	—	—	—	—	—	—	0	—
OTHER
Africa/Middle East	—	—	—	—	0	—	—	—	0	—
North America	1,582	—	—	34	—	—	—	(1,063)	553	34
Total Common Stocks	1,692	—	—	34	0	—	—	(1,063)	663	34
TOTAL INVESTMENTS IN SECURITIES	$1,692	$—	$—	$34	$0	$—	$—	$(1,063)	$663	$34

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the six months ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2011, refer to the Schedule of Investments.

Concentration Risks.  The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s net asset value (“NAV”) and a magnified effect in its total return.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent; adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, expired capital loss carryforwards, recharacterization of distributions, and reclassifications of litigation income. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary income	$2,789,088

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $19,781,711 which are available to reduce future required distributions of net capital gains to shareholders. $11,910,139 of the loss carryforward is available through 2011; $3,314,655 is available through 2012; $250,132 is available through 2016; and $4,306,785 is available through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$117,807,447	$59,890,910	$(15,176,222)	$44,714,688

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $3,000 and $2,000, respectively. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $3,394,636 and $8,263,398, respectively.

6.  Transactions with Affiliates.  During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $5,119 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $332 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2011, borrowings outstanding under the line of credit amounted to $1,282,000.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2011 was $120,558 with a weighted average interest rate of 1.47%. The maximum amount borrowed at any time during the six months ended June 30, 2011 was $1,282,000.

8.  Capital Stock.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through Gabelli & Co., or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2011 and the year ended December 31, 2010 amounted to $1,329 and ($131), respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	410,073	$8,860,487	666,415	$12,512,680
Shares issued upon reinvestment of distributions	—	—	127,366	2,598,261
Shares redeemed	(757,848)	(16,194,641)	(1,542,428)	(29,210,845)

Net decrease	(347,775)	$(7,334,154)	(748,647)	$(14,099,904)

Class A
Shares sold	34,780	$754,396	44,347	$832,442
Shares issued upon reinvestment of distributions	—	—	1,192	24,308
Shares redeemed	(28,830)	(615,699)	(33,811)	(668,752)

Net increase	5,950	$138,697	11,728	$187,998

Class B
Shares issued upon reinvestment of distributions	—	—	19	$370
Shares redeemed	(591)	$(12,140)	(1,827)	(34,228)

Net decrease	(591)	$(12,140)	(1,808)	$(33,858)

Class C
Shares sold	7,451	$155,023	16,520	$309,349
Shares issued upon reinvestment of distributions	—	—	404	8,018
Shares redeemed	(6,236)	(130,723)	(8,298)	(151,682)

Net increase	1,215	$24,300	8,626	$165,685

Class I
Shares sold	3,185	$67,225	8,880	$170,254
Shares issued upon reinvestment of distributions	—	—	405	8,238
Shares redeemed	(2,397)	(50,710)	(10,631)	(200,936)

Net increase/(decrease)	788	$16,515	(1,346)	$(22,444)

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Continued) (Unaudited)

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO Global Series Funds, Inc.

The GAMCO Global

Telecommunications Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer

Cerutti Consultants, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President and Secretary Agnes Mullady Treasurer	Peter D. Goldstein Chief Compliance Officer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q211SR

The

GAMCO

Global

Telecommunications

Fund

Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4 stars overall and 4 stars for the five and ten year periods and 3 stars for the three year period ended June 30, 2011 among 40, 33, 30, and 40 Communications funds, respectively.

SEMIANNUAL REPORT

JUNE 30, 2011

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/7/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/7/11

* Print the name and title of each signing officer under his or her signature.